Share-based payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Jan. 31, 2017 $ / shares shares	Jan. 31, 2017 ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2012 shares	Jul. 31, 2014 shares	Mar. 31, 2011 shares
Share-based Payments
Maximum period of authorized leave of absence after which vesting shall be suspended					90 days
Assumptions used in valuation of the fair value of the share options
Exercise multiples					2.80
Options outstanding
Outstanding at the beginning of the period (in shares)			1,872,941	1,872,941	2,381,497	2,738,233	1,872,941
Granted (in shares)							1,320,000
Exercised (in shares)					(85,706)	(356,736)	(454,708)
Outstanding at the end of the period (in shares)	2,381,497	2,381,497			2,295,791	2,381,497	2,738,233	1,872,941
Non-vested at the end of the period (in shares)					357,500
Options vested and expected to vest at the end of the period (in shares)					2,295,791
Exercisable at the end of the period (in shares)					1,938,291
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.78		$ 26.61	$ 33.50	$ 0.78
Granted (in dollars per share) | $ / shares							68.35
Exercised (in dollars per share) | $ / shares					0.50	1.65	1.95
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 26.61				27.59	$ 26.61	$ 33.50	$ 0.78
Option vested and expected to vest at the end of the period (in dollars per share) | $ / shares					27.59
Exercisable at the end of the period (in dollars per share) | $ / shares					$ 23.95
Weighted average remaining contractual years to expiry per share
Granted							4 years
Exercised					1 year 2 months 15 days	2 years 9 months 7 days	3 years 9 months
Outstanding at the end of the period					2 years 1 month 2 days	3 years 18 days	4 years 1 month 20 days	4 years 11 months 19 days
Options vested and expected to vest at the end of the period					2 years 1 month 2 days
Exercisable at the end of the period					2 years 1 month 6 days
Weighted average fair value at grant date
Options vested and expected to vest as of December 31, 2019					18.31
Exercisable at the end of the period (in dollars per share) | $ / shares					$ 16.47
Weighted average intrinsic value per option
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares					43.26
Exercisable at the end of the period (in dollars per share) | $ / shares					$ 46.90
Aggregate intrinsic value
Options vested and expected to vest at the end of the period | $					$ 99,318,793
Exercisable at the end of the period | $					$ 90,908,615
Binomial model
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)					0.00%
Risk-free interest rate (as a percent)					1.96%
Expected volatility (as a percent)					61.00%
Expected life					5 years
Weighted average fair value of underlying ordinary shares | $ / shares					$ 25.09
Minimum
Share-based Payments
Expiration period from grant date					5 years
Post-termination exercise period					3 months
Maximum
Share-based Payments
Expiration period from grant date					10 years
Post-termination exercise period					9 months
Key management | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)					0.00%	0.00%		0.00%
Employees | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)					25.00%	22.00%	18.00%
Share option
Options outstanding
Granted (in shares)	660,000	660,000
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)	$ 26.30	¥ 180.83
Class A ordinary shares
Options outstanding
Exercised (in shares)					(85,706)	(356,736)
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation											7,350,000
2012 Stock Incentive Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year									1,500,000
2012 Stock Incentive Plan | Restricted shares | Key management
Share-based Payments
Estimated forfeiture rate (as a percent)					0.00%	0.00%	0.00%
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Estimated forfeiture rate (as a percent)					25.00%	22.00%	18.00%
2012 Stock Incentive Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation									9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares										1.50%
2014 Plan | Senior management
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)			$ 68.35	¥ 444.71
2014 Plan | Share option | Senior management
Options outstanding
Granted (in shares)			1,320,000	1,320,000
2014 Plan | Restricted shares | Senior management
Options outstanding
Granted (in shares)			900,000	900,000
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation										5,366,998